CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 2,125,656	$ 3,027,033	$ 2,886,189
Accounts receivable - net of allowance for doubtful accounts	7,027	10,179
Accounts receivable - related parties, net of allowance for doubtful accounts			70,228
Tenants receivable, net of allowance for doubtful accounts	37,990	38,469
Security deposit	28,016	6,916
Inventory	10,111	2,667
Prepaid expenses and other current assets	74,406	149,713	749,796
Total Current Assets	2,283,206	3,234,977	3,706,213
OTHER ASSETS:
Security deposit - noncurrent portion		25,322
Prepayment for long-term assets	47,714	153,688
Property and equipment, net	158,415	48,029	295
Investment in real estate, net	7,591,952	7,623,757
Intangible assets, net	1,501,367	1,583,260
Total Other Assets	9,299,448	9,434,056	295
Total Assets	11,582,654	12,669,033	3,706,508
CURRENT LIABILITIES:
Accounts payable		29
Accrued liabilities and other payables	302,500	262,174	22,334
Accrued liabilities and other payables - related parties	25,481	39,927	8,587
Deferred rental income	7,254	12,769
Loan payable	1,500,000	1,500,000
Interest payable	375,096
Income taxes payable			20,976
VAT and other taxes payable	34,357	2,997	11,270
Tenants' security deposit	73,400	92,288
Due to related parties	450,000	450,000	97,150
Refundable deposit	3,000,000	3,000,000
Total Current Liabilities	5,768,088	5,360,184	160,317
EQUITY:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at March 31, 2018 and December 31, 2017
Common stock, $0.0001 par value; 490,000,000 shares authorized;70,278,622 shares issued and 69,758,622 shares outstanding at March 31, 2018; 70,278,622 shares issued and outstanding at December 31, 2017	7,028	7,028	6,163
Additional paid-in capital	12,016,633	11,490,285	3,681,387
Less: common stock held in treasury, at cost; 520,000 and 0 shares at March 31, 2018 and December 31, 2017, respectively	(522,500)
Accumulated deficit	(4,999,233)	(3,517,654)	(53,369)
Statutory reserve	6,578	6,578	6,578
Accumulated other comprehensive loss - foreign currency translation adjustment	(39,316)	(91,994)	(94,568)
Total Avalon GloboCare Corp. stockholders' equity	6,469,190	7,894,243	3,546,191
Non-controlling interest	(654,624)	(585,394)
Total Equity	5,814,566	7,308,849	3,546,191
Total Liabilities and Equity	$ 11,582,654	$ 12,669,033	$ 3,706,508